DISPOSITION OF AIRCARD BUSINESS Schedule of results related to the AirCard business that have been presented as discontinued operations (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 02, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disposition of AirCard business
Earnings before income taxes		$ 0	$ 0	$ 94,883
Income tax expense — discontinued operations		0	0	(24,295)
Net earnings from discontinued operations		$ 0	$ 0	70,588
Air Card Business [Member]
Disposition of AirCard business
Revenue				46,701
Cost of goods sold				32,978
Gross margin				13,723
Expenses				(12,918)
Gross gain on disposal	$ 94,078			94,078
Earnings before income taxes				94,883
Income tax expense — discontinued operations				24,295
Net earnings from discontinued operations				$ 70,588